Securities: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of securities and their estimated fair values
Amortized Cost	$ 340,488	$ 371,324
Gross Unrealized Gains	16,628	13,773
Gross Unrealized Losses	(771)	(1,315)
Estimated Fair Value	356,345	383,782
FHLB stock [Member] | Restricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	4,428	4,428
Estimated Fair Value	4,428	4,428
U.S. government and agency securities [Member] | Unrestricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	147,659	171,141
Gross Unrealized Gains	5,202	3,511
Gross Unrealized Losses	(83)	(65)
Estimated Fair Value	152,778	174,587
Tax free municipal bonds [Member] | Unrestricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	68,331	60,432
Gross Unrealized Gains	5,756	4,623
Gross Unrealized Losses	(40)
Estimated Fair Value	74,047	65,055
Taxable municipal bonds [Member] | Unrestricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	12,535	12,846
Gross Unrealized Gains	1,209	1,059
Gross Unrealized Losses	(8)
Estimated Fair Value	13,736	13,905
Trust preferred securities [Member] | Unrestricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	2,000	2,000
Gross Unrealized Losses	(511)	(1,007)
Estimated Fair Value	1,489	993
GNMA [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	19,172	30,427
Gross Unrealized Gains	1,244	1,413
Gross Unrealized Losses	(19)	(19)
Estimated Fair Value	20,397	31,821
FNMA [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	64,805	59,195
Gross Unrealized Gains	2,558	2,101
Gross Unrealized Losses	(58)	(1)
Estimated Fair Value	67,305	61,295
FHLMC [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	4,519	15,108
Gross Unrealized Gains	153	491
Estimated Fair Value	4,672	15,599
SLMA CMOs [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	5,412
Gross Unrealized Gains	80
Estimated Fair Value	5,492
NON-AGENCY CMOs [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost		2,012
Gross Unrealized Gains		7
Gross Unrealized Losses		(223)
Estimated Fair Value		1,796
AGENCY CMOs [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	16,055	18,163
Gross Unrealized Gains	426	568
Gross Unrealized Losses	(52)
Estimated Fair Value	$ 16,429	$ 18,731